Accounting principles - Revenue recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and marketing expense	$ 414	$ 328	$ 381
Revenue, reduction of interest income, merchant fees	$ 12	10	13
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Useful life of contract	3 years
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Useful life of contract	5 years
Distribution partner referral arrangements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales and marketing expense	$ 109	$ 81	$ 59